Acquisition of Business (Details) - USD ($) $ in Thousands			12 Months Ended
	May 31, 2023	Apr. 02, 2023	Dec. 31, 2024
Acquisition of Business [Line Items]
Joint activity consideration		$ 723
Paid of lease sales		$ 138
Impairment amount			$ 277
Consideration paid	$ 38
2023 Proteus Acquisition [Member]
Acquisition of Business [Line Items]
Impairment amount			$ 189